Schedule of long-term maturities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	R$ 33,553,766	R$ 40,413,192
Twenty twenty two member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent		2,086,460
Twenty twenty three member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	1,199,143	1,824,477
Twenty twenty four member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	3,965,917	5,653,432
Twenty twenty five member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	645,517	1,121,748
Twenty twenty six member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	622,032	580,062
Twenty twenty seven member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	552,171	514,819
Twenty twenty eight member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	7,081,301	6,986,264
Twenty twenty nine member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	230,557	217,418
Twenty thirty member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	8,535,493	7,951,181
Twenty thirty one member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	61,617	57,096
Thirty two and thereafter member
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	R$ 10,660,018	R$ 13,420,235